UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	June 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$ 700,995
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 1.8% (1.2% of Total Investments)
310	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/12 at 100.00	A3	299,962
	5.250%, 6/01/25
915	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	910,544
	5.750%, 6/01/33
235	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	9/12 at 100.00	A3	225,384
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,145	4.750%, 6/01/22	6/16 at 100.00	BBB+	2,134,854
930	5.000%, 6/01/26	6/16 at 100.00	BBB–	887,750
4,535	Total Consumer Staples			4,458,494
	Education and Civic Organizations – 19.6% (13.3% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	673,078
	2007A, 5.000%, 7/01/31
925	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	866,337
	Schools, Series 2007A, 5.000%, 4/01/37
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,131,090
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BBB	1,901,134
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/12 at 100.00	BBB–	1,287,493
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	93,169
	University, Series 2006, 5.000%, 5/01/23
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	2,843,516
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,668,168
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,131,270
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,326,015
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,108,080
	Facilities, Series 2011A, 5.000%, 7/01/41
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,200,800
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	969,833
	2010, 5.250%, 7/01/30
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	5,470,100
	5.000%, 7/01/32 – AMBAC Insured
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	700,992
	2010, 5.250%, 7/01/35
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	933,973
	College Project, Series 2007-A2, 4.500%, 8/01/36
3,880	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	4,030,660
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	659,771
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	2,067,317
	Series 2009, 5.750%, 7/01/39
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,406,336
	Project, Series 2010A, 5.000%, 7/01/40
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	597,220
	Francis College, Series 2004, 5.000%, 10/01/34
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,991,260
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,154,594
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
3,855	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,828,131
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	1,001,250
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	8/12 at 100.00	A–	853,825
	Greater New York, Series 2002, 5.250%, 8/01/21
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	438,488
	College, Series 2007, 5.000%, 10/01/27
1,750	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,	3/22 at 100.00	A3	1,881,128
	Revenue Bonds, Clarkson University Project, Series 2012A, 5.000%, 9/01/41
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	1,549,716
	Series 2010A, 5.125%, 9/01/40
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB+	736,362
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
45,775	Total Education and Civic Organizations			48,501,106
	Financials – 1.3% (0.9% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,123,680
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	2,031,433
	2007, 5.500%, 10/01/37
2,740	Total Financials			3,155,113
	Health Care – 16.2% (11.1% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	A–	1,048,890
	Series 2007A, 5.000%, 7/01/36
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,342,075
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,869,762
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	8,932,480
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	380,898
	Series 2010, 5.000%, 7/01/26
805	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	869,279
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	5,935,406
	Center, Series 2006, 5.000%, 7/01/35 (UB)
2,735	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	3,008,309
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,888,866
	Obligated Group, Series 2005A, 5.000%, 11/01/34
3,750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	4,338,675
	2011A, 6.000%, 7/01/40
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,273,375
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	911,709
	Hospital Association, Series 2003A, 5.500%, 7/01/32
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	559,980
	Inc, Series 2010A, 5.750%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	2/17 at 100.00	BBB–	716,702
625	5.500%, 2/01/32	2/17 at 100.00	BBB–	635,719
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,024,570
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,285,513
2,730	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance &	7/21 at 100.00	A–	3,063,033
	Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated
	Group Project, Series 2011, 5.000%, 7/01/28
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/13 at 100.00	B+	1,100,880
	Series 2001A, 7.125%, 7/01/31
37,530	Total Health Care			40,186,121
	Housing/Multifamily – 5.1% (3.5% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	4,791,200
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	9/12 at 100.00	AA	5,037
	Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,543,860
	Series 2004A, 5.250%, 11/01/30
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	370,644
	Series 2010-D1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,092,920
	5.300%, 11/01/37 (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,123,660
	5.000%, 11/01/42
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	716,696
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/12 at 100.00	Aa1	1,102,244
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
12,170	Total Housing/Multifamily			12,746,261
	Housing/Single Family – 3.7% (2.5% of Total Investments)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	2,338,398
	4/01/27 (Alternative Minimum Tax)
755	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%,	4/17 at 100.00	Aa1	778,043
	10/01/37 (Alternative Minimum Tax)
850	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%,	10/17 at 100.00	Aa1	893,138
	10/01/32 (Alternative Minimum Tax)
160	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%,	10/12 at 100.00	Aa1	160,190
	4/01/30 (Alternative Minimum Tax)
3,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%,	9/12 at 100.00	Aa1	3,298,262
	4/01/31 (Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/13 at 101.00	Aaa	1,691,673
	4/01/23 (Alternative Minimum Tax)
9,015	Total Housing/Single Family			9,159,704
	Long-Term Care – 3.8% (2.6% of Total Investments)
1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	1,160,661
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	590,336
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	1/13 at 100.00	BBB	1,376,458
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	45,789
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	363,855
1,615	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	1,541,275
	Project, Series 2006, 5.500%, 8/01/33
385	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	9/12 at 100.00	N/R	385,785
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
1,025	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/13 at 100.50	N/R	1,038,397
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,908,742
755	5.800%, 7/01/23	7/16 at 101.00	N/R	727,435
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	327,587
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
9,650	Total Long-Term Care			9,466,320
	Materials – 0.2% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	600,001
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 14.0% (9.6% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	11,668,000
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	451,960
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	3,385,590
	SYNCORA GTY Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	7,259,200
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,980,234
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
4,365	5.000%, 4/01/26	No Opt. Call	AA	5,142,887
1,915	5.000%, 4/01/29	No Opt. Call	AA	2,216,574
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AA	2,748,625
	AGM Insured (UB)
30,380	Total Tax Obligation/General			34,853,070
	Tax Obligation/Limited – 35.0% (23.9% of Total Investments)
2,400	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	2,536,536
	5.000%, 11/01/23
345	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AA–	361,277
	System, Series 1993B, 6.000%, 7/01/14 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	1,099,630
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,925,950
	Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	765,141
	2005F, 5.000%, 3/15/21 – AGM Insured
2,700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	3,106,593
	2011A, 5.750%, 2/15/47
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	A	522,735
	5.000%, 2/15/47
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	5,073,850
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,537,250
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	2,687,778
	Series 2002A, 5.750%, 7/01/18
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,692,751
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,901,756
2,125	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,306,411
2,475	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,704,655
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	3,385,634
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012
	Series E-1:
1,570	5.000%, 2/01/35	No Opt. Call	AAA	1,787,131
1,915	5.000%, 2/01/37	No Opt. Call	AAA	2,158,033
770	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	789,597
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	4,181,122
	Series 2007C-1, 5.000%, 11/01/27
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	3,136,200
	Option Bond Trust 3545, 13.702%, 5/01/32 (IF)
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,944,850
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,167,950
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,062,970
	2003A, 5.000%, 3/15/21
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,773,450
	Series 2008A, 5.000%, 12/15/27 (UB)
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,248,509
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,129,690
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	3,124,352
	5.000%, 4/01/27
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	7,097,104
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,872,544
	5.000%, 3/15/29
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	6,995,738
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,139,320
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,950	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	2,058,069
	2010A, 5.500%, 8/01/42
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,502,100
	8/01/45 – NPFG Insured
86,335	Total Tax Obligation/Limited			86,776,676
	Transportation – 12.7% (8.6% of Total Investments)
340	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	9/12 at 100.00	BBB+	342,781
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	1,699,635
	5.000%, 11/15/15 – FGIC Insured
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	2,189,520
	5.000%, 11/15/34
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	1,048,600
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 100.00	BB	1,822,936
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	1,632,600
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,420	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,534,111
	Series 2011, 5.000%, 11/15/44
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	232,800
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	1,213,069
	AGM Insured (UB)
3,380	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42 (WI/DD,	1/22 at 100.00	A+	3,674,330
	Settling 7/11/12)
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	10/12 at 100.00	BBB	1,010,900
	Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,463,185
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,150,664
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	1,055,300
	Eighth Series 2008, Trust 2920, 17.352%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty	1/21 at 100.00	Aa2	1,109,550
	Sixth Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
520	6.500%, 12/01/28	12/15 at 100.00	BBB–	560,570
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,808,825
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A,	12/12 at 100.00	N/R	1,253,294
	6.250%, 6/01/26 (Alternative Minimum Tax) (4)
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	A+	2,441,376
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – NPFG Insured
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	2,197,860
	Refunding Bonds, Tender Option Bond Trust 1184, 9.031%, 5/15/16 (IF)
30,765	Total Transportation			31,441,906
	U.S. Guaranteed – 12.7% (8.6% of Total Investments) (5)
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,594,586
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AA+ (5)	5,649,350
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
40	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	8/12 at 100.00	AA (5)	40,048
	Series 2001A, 5.600%, 11/01/42 (Pre-refunded 8/17/12)
1,895	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	Aaa	1,948,913
	2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/13 at 100.00	AA+ (5)	3,051,480
	Series 2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/15 at 100.00	AAA	1,410,526
	Series 2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (5)	1,977,568
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (5)	9,887,625
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	AA– (5)	5,844,358
	Series 2002B, 5.000%, 11/15/21 (Pre-refunded 11/15/12)
27,555	Total U.S. Guaranteed			31,404,454
	Utilities – 8.6% (5.9% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,430,186
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,470,140
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	3,460,158
2,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	2,587,941
	5.000%, 5/01/38
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	2,376,636
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	9/12 at 100.00	Baa2	2,028,040
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	934,242
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/13 at 100.00	N/R	3,999,640
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
19,900	Total Utilities			21,286,983
	Water and Sewer – 11.5% (7.9% of Total Investments)
1,995	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	Ba2	2,027,997
	2010, 5.625%, 7/01/40
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	3,456,750
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	13,281,000
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,365,811
	Master Financing, Series 2010C, 5.000%, 10/15/35
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,370,474
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,136,896
26,240	Total Water and Sewer			28,638,928
$ 343,850	Total Investments (cost $338,119,245) – 146.5%			363,376,132
	Floating Rate Obligations – (14.0)%			(34,645,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (35.9)% (6)			(89,000,000)
	Other Assets Less Liabilities – 3.4%			8,279,285
	Net Assets Applicable to Common Shares – 100%			$ 248,010,417

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$363,376,132	$—	$363,376,132

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $303,317,328.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$27,875,830
Depreciation	(2,465,174)
Net unrealized appreciation (depreciation) of investments	$25,410,656

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.5%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012